Subsequent Events (Details Narrative) (10Q) - USD ($)		1 Months Ended	3 Months Ended	5 Months Ended
	May 31, 2017	Mar. 31, 2017	Mar. 31, 2017	Dec. 31, 2016
Number of common stock issued			5,000,000
Proceeds from issuance of common stock			$ 29,275
Subsequent Event [Member]
Number of common stock issued		8,763,367
Subsequent Event [Member] | Two Shareholders [Member]
Number of common stock issued	140,000
Proceeds from issuance of common stock	$ 70,000